Retirement Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Projected benefit obligation:
Balance, beginning of the year	$ 2,114	$ 2,127
Service cost	82	83	60
Interest cost	105	84	90
Actuarial gain (loss)	457	(157)
Benefits paid to participants	(76)	(23)
Balance, end of year	2,682	2,114	2,127
Funded status of the plan
Excess of benefit obligation over the value of plan assets	(2,682)	(2,114)	(2,127)
Unrecognized net actuarial loss	(904)	(473)	(666)
Unrecognized prior service cost	86	103	122
Accrued benefit cost	(1,692)	(1,538)	(1,339)
Net amounts recognized in the consolidated balance sheets
Accrued benefit cost	(2,682)	(2,114)
Accumulated other comprehensive loss	990	576
Accrued benefit cost	(1,692)	(1,538)	(1,339)
Benefits expected to be paid in each of the next five years and thereafter
2015	52
2016	106
2017	125
2018	216
2019 through 2024	998
Total	1,497
Weighted-average rates used
Discount rate on the benefit obligation (as a percent)	3.80%	4.95%
Rate of employee compensation increase (as a percent)	4.00%	4.00%
Pension expense
Service cost	82	83	60
Interest cost	105	84	90
Amortization of prior service cost	17	19	21
Net loss amortization	27	36	21
Net periodic benefit cost	$ 231	$ 222	$ 192
WAPA
Number of months to be in service for applicability of retirement plan	3 months
Number of weeks per year of service for one-time lump sum payment at retirement	14 days
Maximum number of retirees per year under the plan	5
Number of retirees per year under the retirment plan	155
WAPA | Maximum
Number of weeks per year of service for one-time lump sum payment at retirement	315 days